Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on A Recurring Basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on A Recurring Basis [Line Items]
Warrants liability		$ 5,329
Total non- current liabilities		$ 5,329
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on A Recurring Basis [Line Items]
Warrants liability	$ 96
Total non- current liabilities	$ 96